Variable Interest Entity (Tables)	12 Months Ended
Dec. 31, 2019
Variable Interest Entity [Abstract]
Schedule of VIEs' consolidated assets and liabilities

	December 31, 2019	December 31, 2018

Current assets	$1,997,990	$3,721,696
Property and equipment, net	-	723,777
Other non-current assets	3,246,277	4,322,847
Total assets	5,244,267	8,768,320
Total liabilities	1,481,347	1,902,732
Net assets	$3,762,920	$6,865,588

	December 31, 2019	December 31, 2018

Current liabilities:
Other payables and accrued liabilities	$1,481,347	$1,854,947
Taxes payable	-	47,785
Total liabilities	$1,481,347	$1,902,732

Summary of operating results of VIEs

	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017

Operating revenues	$4,572,153	$7,889,201	$6,953,757
Loss from operations	$(2,690,906)	$(2,298,290)	$(871,143)
Net loss	$(3,041,595)	$(1,641,580)	$(508,491)